POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 2, 2013 TO THE

PROSPECTUS DATED AUGUST 30, 2013 OF:

PowerShares Aerospace & Defense Portfolio

PowerShares Cleantech™ Portfolio

PowerShares DWA Technical Leaders™ Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon China Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares S&P 500 BuyWrite Portfolio

PowerShares S&P 500® High Quality Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

Effective immediately, the Prospectus is revised as follows:

•	On page 9, the table within the section titled “PowerShares Cleantech™ Portfolio—Summary Information—Management of the Fund—Portfolio Managers” is deleted and replaced with the following:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007

Brian Picken	Vice President and Portfolio Manager of the Adviser	August 2013

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2013

Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	October 2013

•

On page 16, the table within the section titled “PowerShares Global Listed Private Equity Portfolio—Summary Information—Management of the Fund—Portfolio Managers” is deleted and replaced with the following:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007

Brian Picken	Vice President and Portfolio Manager of the Adviser	August 2013

Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	August 2013

•	On page 25, the table within the section titled “PowerShares S&P 500 BuyWrite Portfolio—Summary Information—Management of the Fund—Portfolio Managers” is deleted and replaced with the following:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception

Jeffrey W. Kernagis	Vice President and Portfolio Manager of the Adviser	Since Inception

Theodore Samulowitz	Vice President and Portfolio Manager of the Adviser	August 2013

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	October 2013

Brian Picken	Vice President and Portfolio Manager of the Adviser	October 2013

Richard Ose	Vice President and Portfolio Manager of the Adviser	October 2013

•

On pages 31, 34 and 37, the table within the section titled “Summary Information—Management of the Fund—Portfolio Managers” for each of PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares WilderHill Progressive Energy Portfolio, respectively, is deleted and replaced with the following:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Portfolio Manager of the Adviser	August 2008

Brian Picken	Vice President and Portfolio Manager of the Adviser	August 2010

Theodore Samulowitz	Vice President and Portfolio Manager of the Adviser	August 2013

•	On page 52, the first sentence of the second paragraph in the section titled “Management of the Funds—Portfolio Managers” is deleted and replaced with the following:

Mr. Hubbard receives management assistance from Joshua Betts, Michael Jeanette, Jeffrey W. Kernagis, Jonathan Nixon, Richard Ose, Brian Picken and Theodore Samulowitz.

•	On page 52, the fifth paragraph in the section titled “Management of the Funds—Portfolio Managers” is deleted and replaced with the following:

Michael Jeanette is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund (except PowerShares Global Listed Private Equity Portfolio, PowerShares Cleantech™ Portfolio and PowerShares S&P 500 BuyWrite Portfolio) since August 2008. He has been one of the Portfolio Managers primarily responsible for the day-to-day management of PowerShares Cleantech™ Portfolio since August 2013 and PowerShares S&P 500 BuyWrite Portfolio since October 2013. Mr. Jeanette has been a Portfolio Manager of the Adviser since July 2008. Prior to joining the Adviser, Mr. Jeanette was a trust advisor and general manager of Chicago-based Richard Lamb, LLC from 1998 to 2007.

•	On page 53, the seventh paragraph in the section titled “Management of the Funds—Portfolio Managers” is deleted and replaced with the following:

Richard Ose is a Vice President and Portfolio Manager of the Adviser and has been employed by the Adviser since 2011. He has been one of the Portfolio Managers primarily responsible for the day-to-day management of PowerShares S&P 500 BuyWrite Portfolio since October 2013. Mr. Ose has been a Portfolio Manager of the Adviser since July 2011. Prior to joining the Adviser, Mr. Ose was an equity and derivatives trader at Claymore Advisors from 2007 to 2011 and a principal with Melvin Securities from 1997 to 2007.

•	On page 53, the eighth and ninth paragraphs in the section titled “Management of the Funds—Portfolio Managers” are deleted and replaced with the following:

Jonathan Nixon is a Vice President and Portfolio Manager of the Adviser and has been managing the European-listed ETFs managed by the Adviser from 2011 to the present. Mr. Nixon has been one of the Portfolio Managers primarily responsible for the day-to-day management of PowerShares Global Listed Private Equity Portfolio since August 2013 and of PowerShares Cleantech™ Portfolio since October 2013. Prior to joining the Adviser, Mr. Nixon was a Tax Manager for General Electric from 2008 to 2010. He received a Bachelor of Arts from SUNY Buffalo.

Brian Picken is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds (except PowerShares Cleantech™ Portfolio, PowerShares Global Listed Private Equity Portfolio and PowerShares S&P 500 BuyWrite Portfolio) since August 2010. He has been one of the Portfolio Managers primarily responsible for the day-to-day management of PowerShares Cleantech™ Portfolio and PowerShares Global Listed Private Equity Portfolio since August 2013 and of PowerShares S&P 500 BuyWrite Portfolio since October 2013. Mr. Picken has been a Portfolio Manager of the Adviser since August 2010. Mr. Picken was an Associate Portfolio Manager for the Adviser from August 2009 to August 2010, an ETF Portfolio Operations Specialist for the Adviser from August 2008 to August 2009, and prior to that, a Research Analyst for the Adviser from August 2007 to August 2008.

Please Retain This Supplement For Future Reference.

P-PS-PRO-4 SUP-2 100213

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 2, 2013 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 30, 2013

Effective immediately, the Statement of Additional Information is revised as follows:

•	On page 51, the fifth sentence of the first paragraph in the section titled “Management—Portfolio Managers” is deleted and replaced with the following:

Mr. Hubbard receives management assistance from Joshua Betts, Philip Fang, Michael Jeanette, Gary Jones, Jeffrey Kernagis, Jonathan Nixon, Richard Ose, Brian Picken and Theodore Samulowitz.

•	On page 51, the seventh paragraph in the section titled “Management—Portfolio Managers” is deleted and replaced with the following:

As of August 31, 2013, Mr. Ose managed one other registered investment company with a total of approximately $76.6 million in assets, 14 other pooled investment vehicles with approximately $1.7 billion in assets and no other accounts.

•	On page 52, the second paragraph in the section titled “Management—Description of Compensation Structure” is deleted and replaced with the following:

As of April 30, 2013, the dollar ranges of securities of the Funds beneficially owned by Messrs. Betts, Fang, Hubbard, Jeanette, Kernagis, Picken, Nixon, Jones and Samulowitz in the Trust were $1-$10,000, $10,001-$50,000, none, none, $10,001-$50,000, $1-$10,000, none, none and none, respectively. As of August 31, 2013, Mr. Ose did not beneficially own any securities of the Funds.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-2 100213